S000068773 [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
iShares ESG Advanced MSCI EM ETF | iShares ESG Advanced MSCI EM ETF
Prospectus [Line Items]
Annual Return [Percent]	7.91%	6.77%	(18.96%)	4.05%